Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) (Licensed copyrights for video contents) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitment And Contingencies [Line Items]
2014	$ 78,760	476,789
2015	9,224	55,841
2016 and thereafter	0	0
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 87,984	532,630